Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment:
Property, plant and equipment, gross	$ 1,821	$ 1,814
Accumulated depreciation	(1,814)	(1,814)
Property, plant and equipment, net	7
Motor vehicles
Property, plant and equipment:
Property, plant and equipment, gross	1,814	$ 1,814
Computer equipment
Property, plant and equipment:
Property, plant and equipment, gross	$ 7